Subsequent events - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended				12 Months Ended
	Mar. 18, 2026 period $ / shares	Feb. 17, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 29, 2026 $ / shares	Sep. 25, 2026 $ / shares	May 26, 2026 $ / shares	Apr. 02, 2026 $ / shares	Mar. 04, 2026 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Dividends declared (in dollars per share)			$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.24	$ 0.24	$ 0.19
2029 Notes
Subsequent Event [Line Items]
Notes payable | $			$ 350,000				$ 350,000	$ 334,200
Redemption price, amount | $									$ 2,813						$ 12,015
Scenario, forecast
Subsequent Event [Line Items]
Dividends payable,amount per share										$ 0.07	$ 0.07	$ 0.07	$ 0.07
Subsequent event
Subsequent Event [Line Items]
Common stock, dividends, number of payment installments | period	4
Subsequent event | 2029 Notes
Subsequent Event [Line Items]
Redemption price, percentage of principal amount redeemed		38.51%
Redemption price, amount | $		$ 134,796												$ 400
Class B shares of common stock | Subsequent event
Subsequent Event [Line Items]
Dividends declared (in dollars per share)	$ 0.28
Class A | Subsequent event
Subsequent Event [Line Items]
Dividends declared (in dollars per share)	$ 0.28